Subsequent Events - Additional Information (Detail)	Mar. 19, 2020 $ / shares
Subsequent Event [Line Items]
Dividend , per share	$ 0.12
Dividends Payable, date to be paid	Apr. 30, 2020
Dividends Payable, date of record	Apr. 07, 2020